Income taxes (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income taxes [Abstract]
Effective income tax rate	42.30%	32.80%
Statutory income tax rate	25.00%
Non-deductible interest expenses	$ 29,300,000
Difference between statutory rate and effective rate resulting from unrecognized tax benefit	12,000,000
Liability for unrecognized tax benefit
Balance	16,313,513
Exchange difference	(148,213)
Movement in current year due to expiration of limitations period	0
Balance	$ 16,165,300